Stockholders' (Deficit) (Details 2) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, ending	3,333	3,333
Range of option/warrant price per share, outstanding, ending	0.40	0.40
Weighted Average Exercise Price Outstanding, ending	$ 0.40	$ 0.40
Warrants, Weighted Average Contractual Life, Beginning	3 years 6 months	4 years 6 months	5 years 6 months
Granted	0	0
Range of option/warrant price per share, Granted	$ 0	$ 0
Weighted Average Exercise Price, Granted	$ 0	$ 0
Outstanding, ending	3,333	3,333
Weighted Average Exercise Price Outstanding, ending	$ 0.40	$ 0.40
Exercisable, ending	3,333
Range of option/warrant price per share, Exercisable ending	0.40
Exercisable, ending	$ 0.40
Warrants, Weighted Average Contractual Life, ending	3 years 6 months